Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	£ 9,932	£ 10,176
Charge for the year	(885)	(855)	£ (822)
Impairment losses	70	87	424
Property, plant and equipment at end of period	8,933	9,932	10,176
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	20,778	21,483
Exchange adjustments	1,050	(576)
Additions through business combinations	30
Other additions	1,245	1,205
Capitalised borrowing costs	21	16
Disposals and write-offs	(291)	(1,174)
Reclassifications	(39)	(74)
Transfer to assets held for sale/distribution	(3,343)	(102)
Property, plant and equipment at end of period	19,451	20,778	21,483
Depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(10,025)	(10,450)
Exchange adjustments	(501)	291
Charge for the year	(952)	(982)
Disposals and write-offs	228	1,062
Transfer to assets held for sale/distribution	1,506	54
Property, plant and equipment at end of period	(9,744)	(10,025)	(10,450)
Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(821)	(857)
Exchange adjustments	(24)	20
Disposals and write-offs	61	119
Impairment losses	(83)	(112)
Reversal of impairments	9	9
Transfer to assets held for sale/distribution		84
Property, plant and equipment at end of period	(774)	(821)	(857)
Depreciation, amortisation, and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(10,846)
Property, plant and equipment at end of period	(10,518)	(10,846)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	3,667	3,898
Property, plant and equipment at end of period	3,113	3,667	3,898
Land and buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	7,212	7,488
Exchange adjustments	403	(214)
Additions through business combinations	5
Other additions	13	16
Capitalised borrowing costs	0
Disposals and write-offs	(64)	(217)
Reclassifications	146	202
Transfer to assets held for sale/distribution	(1,067)	(63)
Property, plant and equipment at end of period	6,648	7,212	7,488
Land and buildings [member] | Depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(3,281)	(3,310)
Exchange adjustments	(191)	100
Charge for the year	(226)	(267)
Disposals and write-offs	47	169
Transfer to assets held for sale/distribution	376	27
Property, plant and equipment at end of period	(3,275)	(3,281)	(3,310)
Land and buildings [member] | Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(264)	(280)
Exchange adjustments	(9)	7
Disposals and write-offs	9	30
Impairment losses	(33)	(21)
Reversal of impairments	0
Transfer to assets held for sale/distribution		37
Property, plant and equipment at end of period	(260)	(264)	(280)
Land and buildings [member] | Depreciation, amortisation, and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(3,545)
Property, plant and equipment at end of period	(3,535)	(3,545)
Plant, equipment and vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,558	4,414
Property, plant and equipment at end of period	4,012	4,558	4,414
Plant, equipment and vehicles [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	11,816	12,105
Exchange adjustments	542	(315)
Additions through business combinations	8
Other additions	79	98
Capitalised borrowing costs	0
Disposals and write-offs	(222)	(940)
Reclassifications	689	906
Transfer to assets held for sale/distribution	(1,959)	(38)
Property, plant and equipment at end of period	10,953	11,816	12,105
Plant, equipment and vehicles [member] | Depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(6,744)	(7,140)
Exchange adjustments	(310)	191
Charge for the year	(726)	(715)
Disposals and write-offs	181	893
Transfer to assets held for sale/distribution	1,130	27
Property, plant and equipment at end of period	(6,469)	(6,744)	(7,140)
Plant, equipment and vehicles [member] | Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(514)	(551)
Exchange adjustments	(14)	10
Disposals and write-offs	47	76
Impairment losses	(45)	(54)
Reversal of impairments	9	5
Transfer to assets held for sale/distribution		45
Property, plant and equipment at end of period	(472)	(514)	(551)
Plant, equipment and vehicles [member] | Depreciation, amortisation, and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(7,258)
Property, plant and equipment at end of period	(6,941)	(7,258)
Assets in construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,707	1,864
Property, plant and equipment at end of period	1,808	1,707	1,864
Assets in construction [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,750	1,890
Exchange adjustments	105	(47)
Additions through business combinations	17
Other additions	1,153	1,091
Capitalised borrowing costs	21	16
Disposals and write-offs	(5)	(17)
Reclassifications	(874)	(1,182)
Transfer to assets held for sale/distribution	(317)	(1)
Property, plant and equipment at end of period	1,850	1,750	1,890
Assets in construction [member] | Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(43)	(26)
Exchange adjustments	(1)	3
Disposals and write-offs	5	13
Impairment losses	(5)	(37)
Reversal of impairments	0	4
Transfer to assets held for sale/distribution		2
Property, plant and equipment at end of period	(42)	(43)	£ (26)
Assets in construction [member] | Depreciation, amortisation, and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(43)
Property, plant and equipment at end of period	£ (42)	£ (43)